UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	General Partner [Member]	Limited Partner [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance, value at Dec. 31, 2023	$ 2,770,452	$ 46,016	$ 2,724,436
Beginning balance, units at Dec. 31, 2023		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 13)	(1,540)	$ (31)	$ (1,509)
Net income	73,361	1,467	71,894
Ending balance, value at Mar. 31, 2024	2,842,273	$ 47,452	$ 2,794,821
Ending balance, units at Mar. 31, 2024		622,296	30,184,388
Beginning balance, value at Dec. 31, 2023	2,770,452	$ 46,016	$ 2,724,436
Beginning balance, units at Dec. 31, 2023		622,296	30,184,388
Net income	174,830
Ending balance, value at Jun. 30, 2024	2,937,202	$ 49,451	$ 2,887,751
Ending balance, units at Jun. 30, 2024		622,296	30,083,850
Beginning balance, value at Mar. 31, 2024	2,842,273	$ 47,452	$ 2,794,821
Beginning balance, units at Mar. 31, 2024		622,296	30,184,388
Cash distribution paid ($0.05 per unit-see Note 13)	(1,540)	$ (31)	$ (1,509)
Acquisition of treasury units (see Note 9)	(5,000)		$ (5,000)
Acquisition of treasury units (see Note 9), units			(100,538)
Net income	101,469	2,030	$ 99,439
Ending balance, value at Jun. 30, 2024	2,937,202	$ 49,451	$ 2,887,751
Ending balance, units at Jun. 30, 2024		622,296	30,083,850
Beginning balance, value at Dec. 31, 2024	3,106,628	$ 53,333	$ 3,053,295
Beginning balance, units at Dec. 31, 2024		622,296	29,694,433
Cash distribution paid ($0.05 per unit-see Note 13)	(1,511)	$ (31)	$ (1,480)
Acquisition of treasury units (see Note 9)	(10,000)		$ (10,000)
Acquisition of treasury units (see Note 9), units			(236,459)
Other comprehensive loss (see Note 8)	(1,771)			$ (1,771)
Net income	41,727	876	$ 40,851
Ending balance, value at Mar. 31, 2025	3,135,073	$ 54,178	$ 3,082,666	(1,771)
Ending balance, units at Mar. 31, 2025		622,296	29,457,974
Beginning balance, value at Dec. 31, 2024	3,106,628	$ 53,333	$ 3,053,295
Beginning balance, units at Dec. 31, 2024		622,296	29,694,433
Net income	111,674
Ending balance, value at Jun. 30, 2025	3,189,984	$ 55,616	$ 3,136,682	(2,314)
Ending balance, units at Jun. 30, 2025		622,296	29,093,133
Beginning balance, value at Mar. 31, 2025	3,135,073	$ 54,178	$ 3,082,666	(1,771)
Beginning balance, units at Mar. 31, 2025		622,296	29,457,974
Cash distribution paid ($0.05 per unit-see Note 13)	(1,493)	$ (31)	$ (1,462)
Acquisition of treasury units (see Note 9)	(13,000)		$ (13,000)
Acquisition of treasury units (see Note 9), units			(364,841)
Other comprehensive loss (see Note 8)	(543)			(543)
Net income	69,947	1,469	$ 68,478
Ending balance, value at Jun. 30, 2025	$ 3,189,984	$ 55,616	$ 3,136,682	$ (2,314)
Ending balance, units at Jun. 30, 2025		622,296	29,093,133